OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment
				Total
		Equipment,		property,
2019	Leasehold	furniture and	Assets under	plant and
(DKK million)	improvements	fixtures	construction	equipment
Cost per January 1	95	217	1	313
Additions for the year	3	64	48	115
Transfers between the classes	—	—	—	—
Disposals for the year	—	(2)	—	(2)
Exchange rate adjustment	—	—	—	—
Cost at December 31	98	279	49	426

Accumulated depreciation and impairment at January 1	(8)	(143)	—	(151)
Depreciation for the year	(6)	(34)	—	(40)
Disposals for the year	—	—	—	—
Exchange rate adjustment	—	—	—	—
Accumulated depreciation on disposals	—	2	—	2
Accumulated depreciation and impairment at December 31	(14)	(175)	—	(189)
Carrying amount at December 31	84	104	49	237

				Total
		Equipment,		property,
2018	Leasehold	furniture and	Assets under	plant and
(DKK million)	improvements	fixtures	construction	equipment
Cost per January 1	11	170	68	249
Additions for the year	7	41	28	76
Transfers between the classes	83	12	(95)	—
Disposals for the year	(6)	(7)	—	(13)
Exchange rate adjustment	—	1	—	1
Cost at December 31	95	217	1	313

Accumulated depreciation and impairment at January 1	(6)	(129)	—	(135)
Depreciation for the year	(8)	(20)	—	(28)
Disposals for the year	6	6	—	12
Exchange rate adjustment	—	—	—	—
Accumulated depreciation and impairment at December 31	(8)	(143)	—	(151)
Carrying amount at December 31	87	74	1	162

Schedule of Depreciation, amortization, and impairments are included in the income statement

(DKK million)	2019	2018	2017
Depreciation, amortization, and impairments are included in the income statement as follows:
Research and development expenses	37	26	12
General and administrative expenses	3	2	—
Total	40	28	12

Summary of balance sheet amounts relating to leases

	December 31,	December 31,
(DKK million)	2019	2018
Right-of-use assets
Properties	173	—
Equipment	4	—
Total right-of-use assets	177	—

Lease liabilities
Current	26	—
Non-current	155	—
Total lease liabilities	181	—

Summary of statement of comprehensive income amounts relating to leases

	December 31,	December 31,	December 31,
(DKK million)	2019	2018	2017
Depreciation charge of right-of-use assets
Properties	27	—	—
Equipment	1	—	—
Total depreciation charge of right-of-use assets	28	—	—

Interest expense	7	—	—
Expense relating to short-term leases	6	—	—

Schedule of cash outflow for leases

	December 31,	Cash flows,	Other	December 31,
(DKK million)	2018	net	changes*	2019
Lease liabilities, due after 1 year	181	(38)	12	155
Lease liabilities, due within 1 year	24	—	2	26
Total lease liabilities	205	(38)	14	181

Schedule of future minimum payments under our leases

(DKK million)	2019	2018
Payment due
Less than 1 year	32	31
1 to 3 years	64	65
More than 3 years but less than 5 years	27	45
More than 5 years	93	106
Total	216	247

Schedules of Receivables

(DKK million)	2019	2018
Receivables related to collaboration agreements	2,849	1,266
Interest receivables	34	18
Other receivables	56	34
Prepayments	62	19
Total	3,001	1,337
Non-current receivables	11	10
Current receivables	2,990	1,327
Total	3,001	1,337

Schedule of straight-line basis o useful lives

Equipment, furniture and fixtures	3 - 5 years
Computer equipment	3 years
Leasehold improvements	5 years or the lease term, if shorter

Schedule of provisions

(DKK million)	2019	2018
Provisions per January 1	1	1
Additions during the year	1	—
Used during the year	—	—
Released during the year	—	—
Total at December 31	2	1
Non-current provisions	2	1
Current provisions	—	—
Total at December 31	2	1

Schedule of other payables

(DKK million)	2019	2018
Liabilities related to collaboration agreements	8	6
Staff cost liabilities	48	30
Other liabilities	715	213
Accounts payable	69	69
Total at December 31	840	318

Non-current other payables	1	2
Current other payables	839	316
Total at December 31	840	318

Intangible assets other than goodwill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Intangible Assets
	Licenses,	Total
2019	Rights, and	Intangible
(DKK million)	Patents	Assets
Cost per January 1	798	798
Additions for the year	99	99
Disposals for the year	—	—
Exchange rate adjustment	—	—

Cost at December 31	897	897

Accumulated amortization and impairment per January 1	(328)	(328)
Amortization for the year	(99)	(99)
Disposals for the year	—	—
Exchange rate adjustment	—	—

Accumulated amortization and impairment per December 31	(427)	(427)
Carrying amount at December 31	470	470

	Licenses,	Total
2018	Rights, and	Intangible
(DKK million)	Patents	Assets
Cost per January 1	392	392
Additions for the year	406	406
Disposals for the year	—	—
Exchange rate adjustment	—	—

Cost at December 31	798	798

Accumulated amortization and impairment per January 1	(268)	(268)
Amortization for the year	(60)	(60)
Disposals for the year	—	—
Exchange rate adjustment	—	—

Accumulated amortization and impairment per December 31	(328)	(328)
Carrying amount at December 31	470	470

Schedule of Depreciation, amortization, and impairments are included in the income statement

(DKK million)	2019	2018	2017
Depreciation, amortization, and impairments are included in the income statement as follows:
Research and development expenses	99	60	58
General and administrative expenses	—	—	—
Total	99	60	58